EARNINGS (LOSS) PER SHARE - Diluted earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Diluted earnings per share
Resulted of the year attributable for controlling shareholders	R$ (10,724,828)	R$ (2,817,518)	R$ 319,693
Weighted average number of shares in the period (except treasury shares)	1,349,222	1,349,222	1,093,493
Adjustment by stock options			1,386
Weighted average number of shares (diluted)	1,349,222	1,349,222	1,094,879
Diluted loss per common share - R$	R$ (7.94890)	R$ (2.08825)	R$ 0.29199